Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

24 – NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

For the years ended December 31, 2025, 2024, and 2023, the Group incurred a net loss. Accordingly, basic net loss per share and diluted net loss per share are the same for all periods presented, as the inclusion of potentially dilutive securities would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2025, 2024 and 2023.

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023
Numerator:
Net loss attributable to common stockholders	(41,446,038)	(73,880,982)	(33,814,719)

Denominator:
Basic and diluted weighted-average shares outstanding	78,047,498	58,966,238	50,578,134

Loss per share:
Basic and diluted loss per share	(0.53)	(1.25)	(0.67)

The weighted-average number of shares of common stock outstanding prior to the reverse recapitalization have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination.

Securities (including those issuable pursuant to contingent stock agreements) that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS because to do so would have been antidilutive for the period(s) presented. Full disclosure of the terms and conditions of these securities is required even if a security is not included in diluted EPS in the current period.

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,	December 31,
	2025	2024	2023

Stock options	3,335,989	2,038,017	1,065,691
Warrants	-	-	-